Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Revenue and Components of Discontinued Operations
The following table presents the results of the discontinued operations during the periods presented (in thousands):

	Year Ended December 31,
	2017	2016	2015
Revenue	$—	$4,950	$31,605
Salaries and employee benefits	—	(3,074)	(8,053)
Other operating expenses	—	(1,366)	(4,972)
General and administrative expenses	—	(1,551)	(5,470)
Depreciation and amortization	—	(127)	(785)
Impairment charge for goodwill and identifiable intangible assets	—	—	(49,277)
Loss from discontinued operations, before income taxes	—	(1,168)	(36,952)
Loss on sale of discontinued operations, before income taxes	(322)	(1,679)	—
Total loss on discontinued operations, before income taxes	(322)	(2,847)	(36,952)
Income tax benefit	123	494	13,565
Total loss from discontinued operations, net of tax	$(199)	$(2,353)	$(23,387)